Income tax benefits (Details) - EUR (€) € in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015
Income tax benefits
Income tax benefits	€ 114	€ (2,136)	€ (1,325)
Tax credit receivables recognized				€ 3,800
TiGenix SAU
Income tax benefits
Tax credit receivables recognized	€ 0	€ 1,900